Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2017	December 31, 2016

Deferred Tax Asset:
Net Operating Loss	$7,393,100	$10,755,000
Other	215,843	189,000
Total Deferred Tax Asset	7,608,943	10,944,000
Less Valuation Allowance	7,608,943	10,944,000
Net Deferred Income Taxes	$—	$—